UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 11/30/13

Item 1.  Reports to Stockholders.

Leader Short-Term Bond Fund

Investor Class – LCCMX

Institutional Class – LCCIX

Class A – LCAMX

Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX

Institutional Class – LCTIX

Class A – LCATX

Class C – LCCTX

Semi-Annual Report

November 30, 2013

1-800-711-9164

www.leadercapital.com

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
November 30, 2013

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of November 30, 2013 is shown below.

The Fund's performance figures* for the periods ending November 30, 2013, compared to its benchmark:

					Returns greater than 1 year are annualized
					Date of Inception
	Six Month	1 Year	3 Year	5 Year	July 14, 2005	October 31, 2008	March 21, 2012	August 8, 2012
Investor Class	2.47%	5.58%	4.05%	6.25%	4.19%	N/A	N/A	N/A
Institutional Class	2.71%	6.05%	4.55%	6.80%	N/A	6.76%	N/A	N/A
Class A	2.47%	5.61%	N/A	N/A	N/A	N/A	5.44%	N/A
Class A with Load **	(1.13)%	1.93%	N/A	N/A	N/A	N/A	3.22%	N/A
Class C	2.18%	5.02%	N/A	N/A	N/A	N/A	N/A	5.53%
Merrill Lynch 1-3 Year Government/ Corporate Bond Index ***
	0.58%	0.90%	1.24%	2.33%	3.25%	2.55%	1.15%	1.01%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Class A with load total return is calculated using the maximum sales charge of 3.50%.

*** The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.  One cannot invest directly in an index.  Sector allocations are subject to change.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2013

Shares				Value ($)
	COMMON STOCK - 0.1%
	INSURANCE - 0.1%
50,000	Blue Capital Reinsurance Holdings, Ltd.			$ 952,500
	TOTAL COMMON STOCK - (Cost - $1,000,000)
Principal Amount ($)		Coupon Rate (%)	Maturity
	BONDS & NOTES - 80.4%
	AGRICULTURE - 0.1%
1,000,000	Bunge Ltd. Finance Corp.	5.3500	4/15/2014	1,016,549

	AUTO MANUFACTURERS - 0.1%
1,000,000	Daimler Finance North America LLC (a,b)	0.8581	3/28/2014	1,001,374

	AUTO PARTS & EQUIPMENT - 0.8%
1,116,000	American Axle & Manufacturing Holdings, Inc. (b)	9.2500	1/15/2017	1,178,329
5,000,000	Lear Corp.	7.8750	3/15/2018	5,287,500
				6,465,829
	BANKS - 23.7%
1,000,000	Abbey National Treasury Services PLC	2.8750	4/25/2014	1,008,999
1,000,000	Abbey National Treasury Services PLC (b)	3.8750	11/10/2014	1,028,921
1,000,000	Abbey National Treasury Services PLC	3.8750	11/10/2014	1,028,921
500,000	Associated Banc-Corp.	1.8750	3/12/2014	501,349
1,100,000	Bank of America Corp. (a)	0.5706	8/15/2016	1,079,839
8,000,000	Bank of America Corp.	7.3750	5/15/2014	8,243,368
3,200,000	Barclays Bank PLC	14.0000	Perpetual	7,022,458
7,700,000	Barclays Bank PLC	4.8750	Perpetual	9,474,345
2,000,000	BBVA Bancomer SA (b)	6.7500	9/30/2022	2,117,000
1,000,000	BBVA US Senior SAU	3.2500	5/16/2014	1,009,000
3,250,000	BBVA US Senior SAU	4.6640	10/9/2015	3,425,390
6,000,000	BNP Paribas SA (a)	3.0025	12/20/2014	6,164,790
4,000,000	BNP Paribas SA (a,b)	5.1860	Perpetual	4,110,000
7,900,000	BPCE SA	2.9600	Perpetual	6,512,760
3,500,000	BPCE SA	1.9160	Perpetual	3,439,500
1,000,000	Capital One Financial Corp.	7.3750	5/23/2014	1,031,940
10,000,000	Citigroup, Inc. (a)	0.5116	6/9/2016	9,825,760
1,050,000	Deutsche Bank Capital Finance Trust I	5.0760	Perpetual	1,414,863
5,700,000	Deutsche Bank Capital Funding Trust VI	4.6920	Perpetual	7,692,713
5,300,000	Deutsche Bank Capital Funding Trust	1.9200	Perpetual	5,455,098
1,000,000	Dexia Banque International (a)	0.9629	7/5/2016	925,000
1,000,000	Fifth Third Bancorp (a)	0.6725	12/20/2016	989,402
7,565,000	Fifth Third Capital Trust IV (a)	6.5000	4/15/2037	7,583,912
500,000	Goldman Sachs Group, Inc.	5.1500	1/15/2014	502,649
65,000	Goldman Sachs Group, Inc. (a)	0.8481	9/19/2014	65,132
1,500,000	Goldman Sachs Group, Inc. (a)	0.7002	3/22/2016	1,494,063
3,000,000	ING Bank NV (b)	5.1250	5/1/2015	3,120,012
6,130,000	JP Morgan Chase Capital XXIII (a)	1.2406	5/15/2047	4,605,162
2,000,000	JPMorgan Chase & Co. (a)	0.9929	5/2/2014	1,999,192
1,000,000	JPMorgan Chase & Co. (a)	0.8566	2/26/2016	1,002,217
4,000,000	JPMorgan Chase Capital XXI (a)	1.1920	2/2/2037	3,020,000
5,000,000	Morgan Stanley (a)	5.5500	4/27/2017	5,627,030
1,000,000	Morgan Stanley	0.7236	10/15/2015	998,293
8,000,000	Nordea bank AB (a)	2.3150	Perpetual	8,411,598
4,000,000	Nordea bank AB (a)	8.3750	Perpetual	4,325,000
7,310,000	PNC Financial Services Group, Inc. (a)	4.4591	Perpetual	7,346,550
1,900,000	Rabobank Nederland	2.1250	10/13/2015	2,071,000
2,000,000	Regions Bank/Birmingham AL	7.5000	5/15/2018	2,390,000

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BANKS - 23.7% (Continued)
9,967,000	Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	11,659,038
2,000,000	Santander Financial Issuances Ltd.	7.2500	11/1/2015	2,141,062
4,000,000	Santander Financial PDF	11.3000	Perpetual	6,859,998
4,550,000	State Street Capital Trust IV (a)	1.2428	6/15/2037	3,555,825
600,000	SunTrust Capital III (a)	0.8929	3/15/2028	492,000
6,000,000	Turkiye Garanti Bankasi AS	4.0000	9/13/2017	6,000,000
3,000,000	UBS Peferred Funding Trust V (a)	6.2430	Perpetual	3,198,750
3,000,000	UniCredit Bank Austria AG (b)	7.2500	2/15/2017	3,459,000
4,000,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	3,742,400
500,000	Zions Bancorporation	5.5000	11/16/2015	530,796
1,342,000	Zions Bancorporation	7.7500	9/23/2014	1,409,933
1,000,000	Zions Bancorporation (a)	7.2000	Perpetual	1,002,500
2,000,000	Zions Bancorporation (a)	5.6500	11/15/2013	2,070,412
				184,184,940
	BEVERAGES - 0.0%
225,000	PepsiCo, Inc. (a)	0.4466	2/26/2016	225,386

	BUILDING MATERIALS - 0.0%
329,000	Cemex Finance LLC (b)	9.5000	12/14/2016	346,273

	CHEMICALS - 0.1%
500,000	Monsanto Co. (a)	0.4377	11/7/2016	500,802

	COAL - 0.7%
2,000,000	Alpha Natural Resources, Inc.	9.7500	4/15/2018	2,105,000
1,000,000	CONSOL Energy, Inc.	8.0000	4/1/2017	1,061,250
2,000,000	Korea Resources Corp.	2.1250	5/2/2018	1,956,860
				5,123,110
	COMMERCIAL SERVICES - 1.1%
1,000,000	McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,096,157
3,300,000	Moody's Corp.	5.5000	9/1/2020	3,556,232
3,994,987	Weight Watchers International, Inc. (a)	3.7500	4/2/2020	3,445,677
840,000	Western Union Co. (a)	1.2391	8/21/2015	843,963
				8,942,029
	COMPUTERS - 0.5%
500,000	Apple, Inc. (a)	0.2920	5/3/2016	500,208
3,000,000	Hewlett-Packard Co.	4.7500	6/2/2014	3,059,511
				3,559,719
	DIVERSIFIED FINANCIAL SERVICES - 7.8%
500,000	Banque PSA Finance SA	3.3750	4/4/2014	502,500
1,300,000	Cantor Fitzgerald LP (b)	6.3750	6/26/2015	1,348,750
2,000,000	Eurohypo SA Luxembourg	5.1250	1/21/2016	2,111,630
500,000	Ford Motor Credit Corp. (a)	0.9920	11/17/2017	502,076
4,500,000	General Electric Capital Corp. (a)	0.5029	9/15/2014	4,510,048
6,830,000	General Electric Capital Corp. (a)	6.3750	11/15/2067	7,436,163
2,000,000	HSBC Finance Corp. (a)	0.6691	6/1/2016	1,995,314
4,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	7.7500	1/15/2016	4,105,000
7,500,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000	1/15/2018	7,846,875
4,000,000	International Lease Finance Corp.	8.6250	9/15/2015	4,470,000
5,000,000	International Lease Finance Corp.	8.7500	3/15/2017	5,906,250
2,000,000	Kayne Anderson MLP Investments (a,b)	1.4940	8/19/2016	2,000,000
2,750,000	Merrill Lynch & Co., Inc. (a)	0.7920	5/2/2017	2,674,075
2,000,000	Northern Rock Asset Management PLC (b)	5.6250	6/22/2017	2,284,780
6,000,000	Skyway Concession Co. LLC (a,b)	0.0528	6/30/2017	5,385,000
2,000,000	SLM Corp. (a)	0.5384	1/27/2014	1,994,810
3,000,000	SLM Corp.	6.0000	1/25/2017	3,266,250
2,000,000	SLM Corp.	8.4500	6/15/2018	2,337,500
				60,677,021

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	ELECTRIC - 2.7%
2,633,000	EDP Finance BV	6.0000	2/2/2018	2,814,019
1,000,000	Enel Finance International NV (b)	6.2500	9/15/2017	1,128,171
1,000,000	Enel Finance International NV (b)	3.8750	10/7/2014	1,024,547
1,000,000	Enel Finance International NV	3.8750	10/7/2014	1,024,128
6,000,000	Enel Finance International NV	6.2500	9/15/2017	6,764,448
4,000,000	Iberdrola Finance Ireland Ltd. (b)	3.8000	9/11/2014	4,088,780
3,000,000	NRG Energy, Inc.	7.6250	5/15/2019	3,202,500
500,000	NRG Energy, Inc.	7.8750	5/15/2021	560,000
				20,606,593
	FOOD - 0.3%
2,000,000	Safeway, Inc.	6.2500	3/15/2014	2,025,604

	FOREIGN GOVERMENT - 0.4%
3,000,000	Venezuela Government International Bond	12.7500	8/23/2022	2,745,000

	HEALTHCARE-SERVICES - 0.4%
1,000,000	CHS/Community Health Systems, Inc.	5.1250	8/15/2018	1,042,500
2,000,000	HCA, Inc.	7.8750	2/15/2020	2,162,500
				3,205,000
	HOLDING COMPANIES-DIVERSIFIED - 1.7%
5,500,000	Hutchison Whampoa International 12 Ltd.	6.0000	Perpetual	5,857,500
1,000,000	Noble Group LTD	6.7500	1/29/2020	1,062,500
6,000,000	Noble Group LTD (b)	6.7500	1/29/2020	6,375,000
				13,295,000
	HOME FURNISHINGS - 0.1%
816,000	Whirlpool Corp.	8.6000	5/1/2014	843,117

	INSURANCE - 10.7%
12,700,000	Aegon NV (a)	2.9555	Perpetual	10,433,050
8,300,000	Aegon NV (a)	2.3533	Perpetual	8,246,905
2,770,000	Assurant Inc.	5.6250	2/15/2014	2,795,404
2,000,000	AXA SA	2.7900	Perpetual	1,707,900
770,000	AXA SA	2.8380	Perpetual	648,763
7,444,000	AXA SA	2.1090	Perpetual	7,581,797
2,000,000	Genworth Holdings Inc.	6.5150	5/22/2018	2,310,598
7,053,000	ING Capital Funding Trust III (a)	3.8481	Perpetual	7,053,000
3,700,000	ING Groep NV	2.7100	Perpetual	3,998,388
6,000,000	ING Groep NV	2.3100	Perpetual	6,178,441
6,850,000	MBIA, Inc.	6.4000	8/15/2022	6,884,250
2,200,000	Prudential PLC	6.5000	Perpetual	2,211,286
7,000,000	Prudential PLC	11.7500	Perpetual	7,714,000
9,000,000	Swiss Re Capital I LP (a,b)	6.8540	Perpetual	9,585,000
5,000,000	ZFS Finance USA Trust II (a,b)	6.4500	12/15/2065	5,412,500
				82,761,282
	INVESTMENT COMPANIES - 0.8%
5,660,000	Ares Capital Corp.	4.8750	11/30/2018	5,795,274

	IRON/STEEL - 2.5%
3,000,000	ArcelorMittal	2.7500	4/1/2019	3,281,250
7,600,000	Cliffs Natural Resources, Inc.	4.8750	4/1/2021	7,466,050
2,000,000	Glencore Funding LLC (b)	6.0000	4/15/2014	2,040,426
7,000,000	Glencore Funding LLC (a,b)	1.6281	1/15/2019	6,815,851
				19,603,577
	LEISURE TIME - 0.0%
350,000	Royal Caribbean Cruises Ltd.	11.8750	7/15/2015	409,500

	LODGING - 0.7%
5,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	5,600,000

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	MACHINERY-DIVERSIFIED - 0.6%
2,000,000	Case New Holland, Inc. (b)	7.8750	12/1/2017	2,375,000
2,000,000	Case New Holland, Inc.	7.8750	12/1/2017	2,375,000
				4,750,000
	MEDIA - 1.2%
7,163,000	Net Servicos De Communicacao SA - PR	7.5000	1/27/2020	7,807,670
1,500,000	TV Azteca SAB de CV	7.5000	5/25/2018	1,524,375
				9,332,045
	MINING - 3.8%
4,000,000	Anglogold Ashanti Holdings PLC	8.5000	7/30/2020	4,210,000
9,000,000	Barrick Gold Corp.	2.9000	5/30/2016	9,415,404
4,000,000	FMG Resources August 2006 Pty Ltd. (b)	7.0000	11/1/2015	4,152,500
1,000,000	GTL Trade Finance, Inc. (b)	7.2500	10/20/2017	1,135,000
4,000,000	GTL Trade Finance, Inc.	7.2500	10/20/2017	4,540,000
4,650,000	Kinross Gold Corp.	3.6250	9/1/2016	4,708,981
1,000,000	Rio Tinto Finance USA PLC (a)	1.0839	6/17/2016	1,007,918
150,000	Xstrata Finance Canada Ltd. (b)	2.0500	10/23/2015	151,387
				29,321,190
	MISCELLANEOUS MANUFACTURING - 0.2%
1,200,000	Bombardier, Inc. (b)	4.2500	1/15/2016	1,260,000
100,000	Bombardier, Inc. (b)	7.7500	3/15/2020	114,250
				1,374,250
	MUNICIPAL - 1.1%
700,000	Government Development Bank for Puerto Rico	3.8750	2/1/2017	551,460
1,970,000	Government Development Bank for Puerto Rico	4.7040	5/1/2016	1,673,968
5,100,000	Government Development Bank for Puerto Rico	4.3750	2/1/2019	3,701,121
1,057,500	Westchester Airport Associates Parking Facility Trust (b,c)	2.0000	8/1/2014	1,057,500
1,942,500	Westchester Airport Associates Parking Facility Trust (b,c)	2.5000	8/1/2015	1,942,500
				8,926,549
	OFFICE/BUSINESS EQUIPMENT - 0.3%
2,000,000	Pitney Bowes, Inc.	5.2500	1/15/2037	2,132,952

	OIL & GAS - 9.8%
6,360,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	7,027,800
4,000,000	Gazprom OAO Via Gaz Capital SA	6.2120	11/22/2016	4,419,800
4,000,000	Gazprom OAO Via Gaz Capital SA (b)	8.1250	7/31/2014	4,184,800
2,000,000	Harvest Operations Corp.	2.1250	5/14/2018	1,962,624
1,700,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	1,782,790
5,000,000	Petrobras Global Finance BV (a)	2.3836	1/15/2019	4,900,000
6,000,000	Petrobras International Finance Co.	3.5000	2/6/2017	6,116,376
3,350,000	Petrohawk Energy Corp.	10.5000	8/1/2014	3,418,675
11,500,000	Petrohawk Energy Corp.	7.2500	8/15/2018	12,477,500
250,000	Petroleos Mexicanos (a)	2.2661	7/18/2018	258,750
3,000,000	Plains Exploration & Production Co.	8.6250	10/15/2019	3,311,133
8,000,000	Plains Exploration & Production Co.	6.5000	11/15/2020	8,761,408
4,480,000	Tesoro Corp.	9.7500	6/1/2019	4,905,600
5,000,000	TNK - BP Finance SA	7.5000	7/18/2016	5,631,250
6,281,000	United Refining Co.	10.5000	2/28/2018	7,066,125
				76,224,631
	OTHER ABS - 0.8%
2,000,000	ACAS CLO Ltd. 2013-1A D (a,b)	3.8421	4/20/2025	1,973,400
2,440,000	Goldman Sachs Asset Management CLO PLC 2007-1A C (a,b)	1.3419	8/1/2022	2,282,620
2,500,000	TCW Global Project Fund II Ltd. 2004-1A B1(a,b)	2.1936	6/15/2016	2,087,500
				6,343,520
	PHARMACEUTICALS - 0.6%
4,000,000	Warner Chilcott Co. LLC / Warner Chilcott Finance LLC	7.7500	9/15/2018	4,375,000

	PIPELINES - 0.2%
1,750,000	Energy Transfer Partners LP (a,b)	3.2940	11/1/2066	1,601,250

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	RETAIL - 0.4%
1,000,000	Staples, Inc.	9.7500	1/15/2014	1,010,754
1,906,000	Toys R Us Property Co. II LLC	8.5000	12/1/2017	1,984,622
				2,995,376
	TELECOMMUNICATIONS - 5.3%
1,000,000	AT&T, Inc. (a)	0.6244	2/12/2016	997,073
5,000,000	Nokia OYJ	5.3750	5/15/2019	5,206,250
10,000,000	Telecom Italia Capital SA	5.2500	10/1/2015	10,523,870
9,000,000	Telefonica Emisiones SAU	6.4210	6/20/2016	10,077,948
3,000,000	Telefonica Emisiones SAU	4.9490	1/15/2015	3,133,638
5,000,000	Telemar Norte Leste SA	5.5000	10/23/2020	4,648,270
2,000,000	Telemar Norte Leste SA	5.5000	10/23/2020	1,875,000
4,500,000	T-Mobile USA	6.7310	4/28/2022	4,708,125
				41,170,174
	TRANSPORTATION - 0.8%
500,000	Kansas City Southern de Mexico SA de LU (a,b)	0.9369	10/28/2016	500,728
5,000,000	Russian Railways via RZD Capital PLC	5.7390	4/3/2017	5,408,175
				5,908,903
	TRUCKING & LEASING - 0.1%
540,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)	2.5000	7/11/2014	545,259

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
3,875	Freddie Mac REMICS 3107 YO (d,e,f)	0.0000	2/15/2036	3,003
18,399	Freddie Mac REMICS 3213 OH (d,e,f)	0.0000	9/15/2036	14,447
				17,450

	TOTAL BONDS & NOTES (Cost - $602,884,774)			623,951,528

	BANK LOANS - 1.0%
2,992,500	American Airlines, Inc. (a)	4.7500	6/27/2019	3,011,203
2,000,000	Goodyear Tire and Rubber	4.7500	4/19/2019	2,017,500
1,989,975	Hertz Corp. (a)	3.7500	3/11/2018	1,997,437
498,750	HJ Heinz Co. (a)	3.2500	6/7/2019	500,621
498,750	HJ Heinz Co.(a)	3.5000	6/5/2020	501,867
	TOAL BANK LOANS (Cost $7,976,866)			8,028,628

	CONVERTIBLE BONDS - 7.9%
	COAL - 1.3%
4,700,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	4,523,750
6,500,000	Peabody Energy Corp.	4.7500	12/15/2041	5,248,750
				9,772,500
	DIVERSIFED FINANCIAL SERVICES - 0.3%
2,000,000	BGC Partners, Inc.	4.5000	7/15/2016	2,101,250

	INVESTMENT COMPANIES - 2.7%
7,000,000	Apollo Investment Corp.	5.7500	1/15/2016	7,472,500
6,000,000	Ares Capital Corp.	4.7500	1/15/2018	6,284,760
3,000,000	Fifth Street Finance Corp.	5.3750	4/1/2016	3,210,000
4,000,000	Prospect Capital Corp. (b)	5.8750	1/15/2019	4,170,000
				21,137,260
	IRON/STEEL - 0.3%
1,000,000	ArcelorMittal	5.0000	5/15/2014	1,018,125
50,000	ArcelorMittal	7.2500	4/1/2014	1,420,103
				2,438,228
	OIL & GAS - 0.5%
3,500,000	Cobalt International Energy, Inc.	2.6250	12/1/2019	3,515,313

	PACKAGING & CONTAINERS - 0.3%
2,000,000	Owens-Brockway Glass Container, Inc. (b)	3.0000	6/1/2015	2,078,750

	REITS - 2.0%
1000000	American Realty Capital Properties, Inc. Corp.	3.0000	8/1/2018	1,009,375
9,000,000	Annaly Capital Management, Inc.	5.0000	5/15/2015	9,129,375
6,000,000	IAS Operating Partnership LP (b)	5.0000	3/15/2018	5,576,250
				15,715,000

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		SOFTWARE - 0.5%
4,000,000		Electronic Arts, Inc.	0.7500	7/15/2016	4,167,500

		TOTAL CONVERTIBLE BONDS (Cost - $62,103,784)			60,925,801

			Dividend
Shares		PREFERRED STOCK - 2.2%	Rate (%)
		AUCTION RATE PREFERRED STOCKS - 0.2%
39		Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.1670		975,000
27		Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.0900		675,000
					1,650,000
		BANKS - 0.9%
15,000		FNB Corp.	7.2500		392,250
5,700,000		Wells Fargo & Co. (a)	7.9800		6,426,750
					6,819,000
		HOLDING COMPANIES-DIVERSIFIED - 1.1%
8,000		Pitney Bowes International Holdings, Inc. (b)	6.1250		8,370,500

		TOTAL PREFERRED STOCK (Cost - $16,462,050)			16,839,500

		SHORT-TERM INVESTMENTS - 7.3%
		MONEY MARKET FUND - 7.3%
56,595,555		JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (a)
		TOTAL SHORT-TERM INVESTMENTS (Cost - $56,595,555)			56,595,555

		TOTAL INVESTMENTS - 98.9% (Cost - $747,023,029)(i)			$ 767,293,512
		OTHER ASSETS LESS LIABILITIES - 1.1%			8,214,155
		NET ASSETS - 100.0%			$ 775,507,667

		ABS - Asset Backed Security
		REIT - Real Estate Investment Trust
		REMICs - Real Estate Mortgage Investment Conduits
	(a)	Variable rate security; the rate shown represents the rate at November 30, 2013.
	(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2013, these securities amounted to $112,906,998 or 14.56% of net assets.

	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	Principal only bond - non income producing.
	(e)	Collateralized mortgage obligation (CMO).
	(f)

Issuer oparates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S.government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.

	(g)	The Advisor or trustees have determined these securities to be illiquid. At November 30, 2013, these securities amounted to $1,650,000 or 0.2 % of net assets.
	(h)	Rate shown represents the dividend rate as of November 30, 2013.
	(i)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $747,193,402 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 25,611,490
				Unrealized Depreciation:	(5,511,380)
			Net Unrealized Appreciation:		$ 20,100,110

See accompanying notes to financial statements.

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2013

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of November 30, 2013 is shown below.

The Fund's performance figures* for the periods ending November 30, 2013, compared to its benchmark:

			Returns greater than 1 year are annualized

	Six Month	1 Year	3 Year	July 30, 2010	March 21, 2012	August 8, 2012
Investor Class	2.93%	10.60%	8.03%	7.03%	N/A	N/A
Institutional Class	3.17%	11.11%	8.47%	7.42%	N/A	N/A
Class A	2.91%	10.54%	N/A	N/A	9.48%	N/A
Class A with Load **	(0.65)%	6.63%	N/A	N/A	7.19%	N/A
Class C	2.71%	10.18%	N/A	N/A	N/A	11.48%
Barclays Capital U.S. Aggregate Bond Index***	(0.56)%	(1.61)%	3.09%	3.13%	1.56%	(0.45)%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Class A with load total return is calculated using the maximum sales charge of 3.50%.

*** The Barclays Capital U.S. Aggregate Bond Index is a composite of four major subindexes: US Government Index; US Credit Index; US Mortgage Backed Securitiesis often used to measure the performance of the U.S. investment grade bond market.  Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2013

Shares				Value ($)
	COMMON STOCK - 2.9%
45,749	Apollo Investment Corp.			412,656
30,000	Ares Capital Corp.			551,400
15,000	Blue Capital Reinsurance Holdings, Ltd.			285,750
39,096	Fifth Street Finance Corp.			373,758
10,000	Prospect Capital Corp.			114,100
7,500	TCP Capital Corp.			129,750
5,000	Triangle Capital Corp.			148,800
	TOTAL COMMON STOCK (Cost - $1,944,274)			2,016,214

Principal Amount ($)		Coupon Rate (%)	Maturity
	BONDS & NOTES - 71.6%
	ASSET BACKED - 2.1%
1,500,000	OnDeck Capital, Inc.	8.0000	2/15/2015	1,500,000

	BANKS - 20.5%
400,000	BAC Capital Trust XIV (a)	4.0000	Perpetual	308,000
900,000	Barclays Bank PLC	4.8750	Perpetual	1,107,391
500,000	Barclays Bank PLC	14.0000	Perpetual	1,097,259
800,000	BBVA International Preferred SAU (a)	5.9190	Perpetual	762,000
600,000	BNP Paribas SA (a,b)	5.1860	Perpetual	205,500
200,000	BNP Paribas SA (a,b)	3.3000	Perpetual	616,500
689,000	BPCE SA	2.8500	Perpetual	568,011
752,000	BPCE SA	1.9160	Perpetual	739,001
700,000	Credit Agricole SA	6.6370	Perpetual	703,500
300,000	Credit Agricole SA (a,b)	6.6370	Perpetual	301,500
402,000	Deutsche Bank Capital Finance Trust I	1.9200	Perpetual	413,764
660,000	Deutsche Bank Capital Funding Trust VI	4.6920	Perpetual	890,735
1,000,000	Deutsche Bank Capital Funding Trust	5.0760	Perpetual	1,347,489
600,000	Fifth Third Capital Trust IV (a)	6.5000	4/15/2037	601,500
200,000	Morgan Stanley	7.3000	5/13/2019	245,557
500,000	Nordea Bank AB (a)	8.3750	Perpetual	540,625
1,200,000	Nordea Bank AB	2.3150	Perpetual	1,261,740
1,200,000	Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	1,403,717
900,000	Turkiye Garanti Bankasi AS	5.2500	9/13/2022	841,500
300,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	280,680
				14,235,969
	COAL - 2.1%
1,000,000	Alpha Natural Resources, Inc.	9.7500	4/15/2018	1,052,500
200,000	Arch Coal, Inc.	8.7500	8/1/2016	206,000
200,000	Walter Energy, Inc. (b)	9.8750	12/15/2020	179,000
				1,437,500
	COMMERCIAL SERVICES - 0.8%
500,000	Hutch Whampoa International, Ltd.	6.0000	Perpetual	532,500

	COMPUTERS - 2.7%
1,000,000	Apple, Inc.	3.8500	5/4/2043	837,673
300,000	Hewlett-Packard Co.	4.3750	9/15/2021	302,527
200,000	Lexmark International, Inc.	5.1250	3/15/2020	207,137
500,000	Seagate HDD Cayman	7.0000	11/1/2021	556,250
				1,903,587
	DIVERSIFIED FINANCIAL SERVICES - 7.6%
250,000	Aircastle Ltd.	9.7500	8/1/2018	275,625
390,000	Cantor Fitzgerald LP (b)	6.3750	6/26/2015	404,625
800,000	General Electric Capital Corp. (a)	6.3750	11/15/2067	871,000
900,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000	1/15/2018	941,625
600,000	International Lease Finance Corp.	8.7500	3/15/2017	708,750
200,000	Jefferies Group LLC	8.5000	7/15/2019	245,000
200,000	NASDAQ OMX Group, Inc.	5.5500	1/15/2020	217,042
350,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	10.8750	4/1/2015	360,500
500,000	Scottrade Financial Services, Inc. (b)	6.1250	7/11/2021	502,337
700,000	SLM Corp.	8.0000	3/25/2020	797,125
				5,323,629

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	ELECTRIC - 2.5%
277,000	Enel Finance International NV	6.2500	9/15/2017	312,292
1,300,000	Enel SpA	8.7500	9/24/2073	1,418,625
				1,730,917
	FOOD - 0.7%
500,000	Safeway, Inc.	7.2500	2/1/2031	518,551

	FOREIGN GOVERMENT - 0.7%
500,000	Venezuela Government International Bond	12.7500	8/23/2022	457,500

	HOLDING COMPANIES - 1.5%
500,000	Leucadia National Corp.	5.5000	10/18/2023	505,053
500,000	Noble Group Ltd.	6.7500	1/29/2020	531,250
				1,036,303
	INSURANCE - 9.7%
1,300,000	Aegon NV (a)	2.9555	Perpetual	1,067,950
906,300	Aegon NV (a)	2.3533	Perpetual	900,502
500,000	AXA SA	2.7900	Perpetual	426,975
115,000	AXA SA	2.8380	Perpetual	96,893
1,000,000	AXA SA	2.1090	Perpetual	1,018,511
500,000	Genworth Holding, Inc.-Cl A	6.1500	11/15/2066	446,875
750,000	ING Capital Funding Trust III (a)	3.8481	Perpetual	750,000
1,040,100	ING Groep NV	2.3100	Perpetual	1,071,033
243,000	ING Groep NV	2.7100	Perpetual	262,597
700,000	MBIA, Inc.	6.4000	8/15/2022	703,500
				6,744,836
	IRON/STEEL - 1.1%
150,000	ArcelorMittal	9.5000	2/15/2015	164,063
600,000	Cliffs Natural Resources, Inc.	4.8750	4/1/2021	589,425
				753,488
	MEDIA - 0.8%
500,000	Net Servicos de Communicacao - PR	7.5000	1/27/2020	545,000

	MINING - 6.2%
300,000	Alcoa, Inc.	5.7200	2/23/2019	321,554
1,000,000	AngloGold Ashanti Holdings PLC	8.5000	7/30/2020	1,052,500
800,000	Barrick Gold Corp.	3.8500	4/1/2022	724,398
1,300,000	Kinross Gold Corp.	6.8750	9/1/2041	1,178,428
1,000,000	Southern Copper Corp.	7.5000	7/27/2035	1,049,011
				4,325,891
	MISCELLANEOUS MANUFACTURING - 0.3%
200,000	Bombardier, Inc. (b)	7.7500	3/15/2020	228,500

	MUNICIPAL - 1.2%
300,000	Government Development Bank for Puerto Rico	3.8750	2/1/2017	236,340
840,000	Government Development Bank for Puerto Rico	4.3750	2/1/2019	609,596
				845,936
	OIL & GAS - 4.8%
680,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	751,400
400,000	Gazprom OAO Via Gaz Capital SA (b)	9.2500	4/23/2019	493,000
200,000	Gazprom OAO Via Gaz Capital SA (b)	9.2500	4/23/2019	246,500
150,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	157,305
300,000	Petrohawk Energy Corp.	7.2500	8/15/2018	325,500
952,000	United Refining Co.	10.5000	2/28/2018	1,071,000
200,000	Valero Energy Corp.	10.5000	3/15/2039	298,032
				3,342,737

See accompanying notes to financial statements.
Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	TELECOMMUNICATIONS - 6.3%
1300000	Frontier Communications	9.0000	8/15/2031	1,316,250
300,000	Millicom SA Corp.	6.6250	10/15/2021	307,500
500,000	Telecom Italia Capital SA	7.1750	6/18/2019	560,742
900,000	Telemar Norte Leste SA	5.5000	10/23/2020	836,689
300,000	Telemar Norte Leste SA	5.5000	10/23/2020	281,250
500,000	T-Mobile USA, Inc.	6.4640	4/28/2019	533,750
500,000	T-Mobile USA, Inc.	6.7310	4/28/2022	523,125
				4,359,306

	TOTAL BONDS & NOTES (Cost - $47,719,060)			49,822,150

	CONVERTIBLE BONDS - 9.7%
	COAL - 2.3%
600,000	Alpha Natural Resources	2.3750	4/15/2015	577,500
1,300,000	Peabody Energy Corp.	4.7500	12/15/2041	1,049,750
				1,627,250
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
300,000	BCG Partners, Inc.	4.5000	7/15/2016	315,187

	INVESTMENT COMPANIES - 2.0%
500,000	Apollo Investment Corp.	5.7500	1/15/2016	533,750
300,000	Ares Capital Corp.	4.7500	1/15/2018	314,238
500,000	Prospect Capital Corp.	5.8750	1/15/2019	521,250
				1,369,238
	IRON/STEEL - 0.3%
200,000	ArcelorMittal	5.0000	5/15/2014	203,625

	OIL & GAS - 1.8%
300,000	Chesapeake Energy Corp.	2.2500	12/15/2038	282,750
1,000,000	Cobalt International, Inc.	2.6250	12/1/2019	1,004,375
				1,287,125

	REITS - 1.3%
1,000,000	IAS Operating Partnership LP (b)	5.0000	3/15/2018	929,375

	SOFTWARE - 1.5%
1,000,000	Electronic Arts, Inc.	0.7500	7/15/2016	1,041,875

	TOTAL CONVERTIBLE BONDS (Cost - $7,118,983)			6,773,675

Shares		Dividend Rate (%)
	PREFERRED STOCK - 4.5%
	BANKS - 0.4%
10,000	FNB Corp.	7.2500	Perpetual	261,500

	HOLDING COMPANIES-DIVERSIFIED - 1.5%
1,000	Pitney Bowes International Holdings, Inc. (b)	6.1250	Perpetual	1,046,313

	IRON/STEEL - 2.6%
80,000	Cliffs Natural Resources, Inc.	7.0000	2/1/2016	1,756,800
900	Crown Castle International Corp.	4.5000	11/1/2016	90,846
				1,847,646

	TOTAL PREFERRED STOCK (Cost - $3,193,138)			3,155,459

	SHORT-TERM INVESTMENTS - 9.9%
	MONEY MARKET FUND - 9.9%
6,895,662	JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (a)			6,895,662
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,895,662)

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2013

Value ($)

	TOTAL INVESTMENTS - 98.6% (Cost - $66,871,117) (d)		$ 68,663,160
	OTHER ASSETS LESS LIABILITIES - 1.4%		967,024
	NET ASSETS - 100.0%		$ 69,630,184

(a)	Variable rate security; the rate shown represents the rate at November 30, 2013.
(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in  transactions exempt from registration to qualified institutional buyers. At November 30, 2013, these securities amounted to

$8,209,479 or 11.8% of net assets.

(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $66,915,610 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,600,952
		Unrealized Depreciation:	(853,403)
		Net Unrealized Appreciation:	$ 1,747,549

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2013

	Leader Short-Term Bond Fund	Leader Total Return Fund
ASSETS
Investment securities:
At cost	$ 747,023,029	$ 66,871,117
At value	$ 767,293,512	$ 68,663,160
Cash	2,310,000	290,000
Foreign currency (cost $1,426,024 & $71,695)	1,038,317	75,293
Dividends and interest receivable	9,305,411	982,042
Receivable for Fund shares sold	1,825,680	143,780
Receivable for securities sold	313,740	-
Prepaid expenses and other assets	252,109	30,253
TOTAL ASSETS	782,338,769	70,184,528

LIABILITIES
Payable for investments purchased	2,439,250	-
Payable for Fund shares redeemed	201,346	39,703
Unrealized depreciation on open forward foreign currency contracts	1,818,050	245,752
Investment advisory fees payable	447,295	49,211
Distribution (12b-1) fees payable	173,043	13,987
Fees payable to other affiliates	23,243	395
Dividends Payable	1,700,807	178,542
Accrued expenses and other liabilities	28,068	26,754
TOTAL LIABILITIES	6,831,102	554,344
NET ASSETS	$ 775,507,667	$ 69,630,184

Net Assets Consist Of:
Paid in capital	$ 765,527,539	$ 68,020,073
Undistributed net investment income	64,854	424
Accumulated net realized gain (loss) from investments
and foreign currency transactions	(8,198,503)	52,953
Net unrealized appreciation (depreciation) on:
Investments	20,270,483	1,792,043
Foreign currency translations	(2,156,706)	(235,309)
NET ASSETS	$ 775,507,667	$ 69,630,184

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 380,514,667	$ 23,541,195
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	38,260,383	2,154,217
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (1)	$ 9.95	$ 10.93
Institutional Class Shares:
Net Assets	$ 358,435,371	$ 34,615,036
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	35,783,591	3,180,892
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (1)	$ 10.02	$ 10.88
Class A Shares:
Net Assets	$ 27,569,972	$ 8,617,919
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	2,777,335	789,766
Net asset value (Net Assets ÷ Shares Outstanding),
redemption price per share (1)	$ 9.93	$ 10.91
Offering price per share
(net asset value plus maximum sales charge of 3.50%)	$ 10.29	$ 11.31
Class C Shares:
Net Assets	$ 8,987,657	$ 2,856,034
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	898,591	259,739
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (1)	$ 10.00	$ 11.00

(1)	Redemptions made on the Total Return Fund within six months of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS (Unaudited)
For Period Ended November 30, 2013

	Leader Short-Term Bond Fund	Leader Total Return Fund
INVESTMENT INCOME
Interest	$ 12,040,874	$ 1,003,248
Dividends	451,291	81,791
TOTAL INVESTMENT INCOME	12,492,165	1,085,039

EXPENSES
Investment advisory fees	2,311,075	158,463
Distribution (12b-1) fees:
Investor Class	817,761	42,384
Class A	26,670	5,672
Class C	33,383	8,987
Administrative services fees	204,356	17,960
Transfer agent fees	96,438	11,246
Accounting services fees	58,648	22,459
Registration fees	46,934	16,690
Custodian fees	31,889	8,372
Professional fees	20,485	11,460
Printing expenses	18,478	7,195
Chief compliance officer fees	12,740	637
Trustees' fees and expenses	3,438	3,438
Insurance expense	3,392	144
Other expenses	10,542	6,453
TOTAL EXPENSES	3,696,229	321,560

Plus: Expense reimbursement recapture		22,381

NET EXPENSES	3,696,229	343,941

NET INVESTMENT INCOME	8,795,936	741,098

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SWAPS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	1,145,956	(17,182)
Forward currency exchange contracts	(109,428)	(11,870)
Foreign currency transactions	(176,519)	(29,900)
Net realized gain (loss)	860,009	(58,952)

Net change in unrealized appreciation (depreciation) on:
Investments	11,092,466	1,307,306
Forward currency exchange contracts	(2,224,673)	(280,350)
Foreign currency translations	60,311	9,477
Net change in unrealized appreciation	8,928,104	1,036,433

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
SWAPS AND FOREIGN CURRENCY	9,788,113	977,481

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 18,584,049	$ 1,718,579

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader			Leader
	Short-Term Bond Fund			Total Return Fund
	Six Months Ended			Six Months Ended
	November 30, 2013	Year Ended		November 30, 2013	Year Ended
	(Unaudited)	May 31, 2013		(Unaudited)	May 31, 2013
FROM OPERATIONS
Net investment income	$ 8,795,936	$ 10,921,895		$ 741,098	$ 625,346
Net realized gain (loss) from investments, swaps
and foreign currency transactions	860,009	445,872		(58,952)	578,196
Net change in unrealized appreciation on
investments and foreign currency translations	8,928,104	15,661,781		1,036,433	1,239,388
Net increase in net assets resulting
from operations	18,584,049	27,029,548		1,718,579	2,442,930

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(5,288,370)	(6,656,785)		(304,114)	(386,900)
Institutional Class	(5,415,169)	(5,021,625)		(434,557)	(365,855)
Class A	(188,799)	(9,550)		(42,331)	(1,118)
Class C	(90,543)	(39,134)	(1)	(26,479)	(551)	(1)
From net realized gains:
Investor Class	-	-		(110,512)	-
Institutional Class	-	-		(138,529)	-
Class A	-	-		(5,711)	-
Class C	-	-	(1)	(11,139)	-	(1)
Net decrease in net assets from
distributions to shareholders	(10,982,881)	(11,727,094)		(1,073,372)	(754,424)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	192,824,315	129,906,129		13,389,602	4,458,290
Institutional Class	177,308,402	120,492,064		21,061,715	11,264,809
Class A	25,907,056	2,354,959		8,239,031	325,490
Class C	4,731,992	5,538,305	(1)	1,876,787	942,100	(1)
Net asset value of shares issued in reinvestment
of distributions to shareholders:
Investor Class	3,753,495	4,859,283		261,258	225,757
Institutional Class	4,053,932	4,052,344		517,658	266,357
Class A	84,082	7,621		37,552	1,118
Class C	78,166	38,333	(1)	31,727	441	(1)
Redemption fee proceeds:
Investor Class	-	-		15,955	48
Institutional Class	-	-		19,773	169
Class A	-	-		1,975	7
Class C	-	-	(1)	1,713	4	(1)
Payments for shares redeemed:
Investor Class	(73,384,576)	(98,116,430)		(1,629,054)	(1,575,253)
Institutional Class	(37,899,208)	(44,905,295)		(2,968,932)	(3,198,356)
Class A	(862,958)	(235,288)		(71,841)	-
Class C	(1,414,663)	(125,882)	(1)	(31,406)	-	(1)
Net increase in net assets from
shares of beneficial interest	295,180,035	123,866,143		40,753,513	12,710,981

TOTAL INCREASE (DECREASE) IN NET ASSETS	302,781,203	139,168,597		41,398,720	14,399,487

NET ASSETS
Beginning of Period	472,726,464	333,557,867		$ 28,231,464	13,831,977
End of Period *	$ 775,507,667	$ 472,726,464		$ 69,630,184	$ 28,231,464
* Includes undistributed net investment income of:	$ 64,854	$ 2,251,799		$ 424	$ 66,807

(1) Class C shares commenced operation on August 8, 2012.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader			Leader
	Short-Term Bond Fund			Total Return Fund
	Six Months Ended			Six Months Ended
	November 30, 2013	Year Ended		November 30, 2013	Year Ended
	(Unaudited)	May 31, 2013		(Unaudited)	May 31, 2013
SHARE ACTIVITY
Investor Class:
Shares Sold	19,684,924	13,353,405		1,249,481	421,986
Shares Reinvested	381,594	505,400		24,276	22,231
Shares Redeemed	(7,471,431)	(10,122,756)		(151,356)	(153,374)
Net increase in shares of beneficial
interest outstanding	12,595,087	3,736,049		1,122,401	290,843

Institutional Class:
Shares Sold	17,913,316	12,238,500		1,963,161	1,061,813
Shares Reinvested	409,301	418,676		48,286	26,237
Shares Redeemed	(3,832,315)	(4,587,071)		(278,211)	(314,319)
Net increase in shares of beneficial
interest outstanding	14,490,302	8,070,105		1,733,236	773,731

Class A :
Shares Sold	2,635,509	240,791		761,428	30,421
Shares Reinvested	8,538	784		3,473	108
Shares Redeemed	(87,662)	(24,191)		(6,653)	-
Net increase in shares of beneficial
interest outstanding	2,556,385	217,384		758,248	30,529

Class C :
Shares Sold	476,658	566,842	(1)	172,964	86,670	(1)
Shares Reinvested	7,930	3,923	(1)	2,934	42	(1)
Shares Redeemed	(143,957)	(12,805)	(1)	(2,871)	-
Net increase in shares of beneficial
interest outstanding	340,631	557,960		173,027	86,712

(1) Class C shares commenced operation on August 8, 2012.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	Six Months Ended		Year Ended May 31,
	November 30, 2013		2013	2012	2011	2010		2009 (1)
	(Unaudited)
Net asset value, beginning of year/period	$ 9.87		$ 9.46	$ 9.82	$ 9.65	$ 9.43		$ 9.63

Activity from investment operations:
Net investment income (2)	0.13		0.27	0.28	0.24	0.24		0.32
Net realized and unrealized
gain (loss) on investments	0.11		0.44	(0.41)	0.34	0.46		(0.22)
Total from investment operations	0.24		0.71	(0.13)	0.58	0.70		0.10

Less distributions from:
Net investment income	(0.16)		(0.30)	(0.21)	(0.24)	(0.35)		(0.22)
Net realized gains	-		-	(0.02)	(0.17)	(0.13)		(0.08)
Total distributions	(0.16)		(0.30)	(0.23)	(0.41)	(0.48)		(0.30)

Net asset value, end of year/period	$ 9.95		$ 9.87	$ 9.46	$ 9.82	$ 9.65		$ 9.43

Total return (3)	2.47%	(4)	7.60%	(1.23)%	6.12%	7.55%		1.21%

Net assets, end of year/period (000s)	$ 380,515		$ 253,253	$ 207,442	$ 268,667	$ 185,671		$ 96,790

Ratio of gross expenses to average
net assets (5)	1.41%	(6)	1.47%	1.47%	1.45%	1.51%		1.88%
Ratio of net expenses to average
net assets (5)	1.41%	(6)	1.47%	1.47%	1.45%	1.58%	(7,8)	1.86%	(8)
Ratio of net investment income
to average net assets (5)	2.63%	(6)	2.75%	2.95%	2.50%	2.50%		3.56%
Ratio of net investment income
to average net assets -
pre waiver/recapture (5)	2.63%	(6)	2.75%	2.95%	2.50%	2.57%		3.54%

Portfolio Turnover Rate	45.09%	(4)	151.19%	284.91%	147.13%	128.93%		211.13%

(1)	Effective April 27, 2009, Class A shares were renamed Investor Class shares.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads for the years ended May 31, 2010 and all prior years.

(4)	Not annualized.
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.85%.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	Six Months Ended		Year Ended May 31,					Period Ended
	November 30, 2013		2013	2012	2011	2010		May 31, 2009 (1)
	(Unaudited)
Net asset value, beginning of year/period	$ 9.95		$ 9.53	$ 9.89	$ 9.72	$ 9.48		$ 8.77

Activity from investment operations:
Net investment income (2)	0.15		0.32	0.32	0.29	0.29		0.26
Net realized and unrealized
gain (loss) on investments	0.11		0.45	(0.40)	0.34	0.46		0.57
Total from investment operations	0.26		0.77	(0.08)	0.63	0.75		0.83

Less distributions from:
Net investment income	(0.19)		(0.35)	(0.26)	(0.29)	(0.38)		(0.12)
Net realized gains	-		-	(0.02)	(0.17)	(0.13)		-
Total distributions	(0.19)		(0.35)	(0.28)	(0.46)	(0.51)		(0.12)

Net asset value, end of year/period	$ 10.02		$ 9.95	$ 9.53	$ 9.89	$ 9.72		$ 9.48

Total return (3)	2.71%	(4)	8.22%	(0.72)%	6.61%	8.08%		9.61%	(4)

Net assets, end of year/period (000s)	$ 358,435		$ 211,779	$ 126,082	$ 231,047	$ 132,513		$ 28,678

Ratio of gross expenses to average
net assets (5)	0.91%	(6)	0.97%	0.97%	0.95%	1.01%		1.45%	(6)
Ratio of net expenses to average
net assets (5)	0.91%	(6)	0.97%	0.97%	0.95%	1.02%	(7,8)	1.43%	(6,7)
Ratio of net investment income
to average net assets (5)	3.13%	(6)	3.25%	3.41%	3.01%	2.97%		4.93%	(6)
Ratio of net investment income
to average net assets - pre waiver/recapture (5)	3.13%	(6)	3.25%	3.41%	3.01%	2.97%		4.91%	(6)

Portfolio Turnover Rate	45.09%	(4)	151.19%	284.91%	147.13%	128.93%		211.13%	(4)

(1)	Institutional Class Shares commenced operations on October 31, 2008.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.35%.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A					Class C
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Period Ended
	November 30, 2013		May 31, 2013	May 31, 2012 (1)		November 30, 2013		May 31, 2013 (2)
	(Unaudited)					(Unaudited)
Net asset value, beginning of year/period	$ 9.86		$ 9.46	$ 9.54		$ 9.89		$ 9.58

Activity from investment operations:
Net investment income (3)	0.13		0.27	0.05		0.10		0.18
Net realized and unrealized
gain (loss) on investments	0.11		0.44	(0.13)		0.14		0.30
Total from investment operations	0.24		0.71	(0.08)		0.24		0.48

Less distributions from:
Net investment income	(0.17)		(0.31)	-		(0.13)		(0.17)
Net realized gains	-		-	-		-		-
Total distributions	(0.17)		(0.31)	-		(0.13)		(0.17)

Net asset value, end of year/period	$ 9.93		$ 9.86	$ 9.46		$ 10.00		$ 9.89

Total return (4)	2.47%	(5)	7.66%	(0.84)%	(5)	2.18%	(5)	5.02%	(5)

Net assets, end of year/period (000s)	$ 27,570		$ 2,178	$ 34		$ 8,988		$ 5,516

Ratio of gross expenses to average
net assets (6)	1.41%	(7)	1.47%	1.56%	(7)	1.91%	(7)	1.97%	(7)
Ratio of net expenses to average
net assets (6)	1.41%	(7)	1.47%	1.56%	(7)	1.91%	(7)	1.97%	(7)
Ratio of net investment income
to average net assets (6)	2.69%	(7)	2.75%	4.17%	(7)	2.13%	(7)	2.25%	(7)
Ratio of net investment income
to average net assets - pre waiver (6)	2.69%	(7)	2.75%	4.17%	(7)	2.13%	(7)	2.25%	(7)

Portfolio Turnover Rate	45.09%	(5)	151.19%	284.91%	(5)	45.09%	(5)	151.19%	(5)

(1)	Class A Shares commenced operations on March 21, 2012.
(2)	Class C Shares commenced operations on August 8, 2012.
(3)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Class A total return does not reflect the applicable sales load.

(5)	Not annualized
(6)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(7)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	Six Months Ended		Year Ended May 31,			Period Ended
	November 30, 2013		2013		2012	May 31, 2011 (1)
	(Unaudited)
Net asset value, beginning of year/period	$ 10.89		$ 9.78		$ 10.39	$ 10.00

Activity from investment operations:
Net investment income (2)	0.17		0.38		0.38	0.30
Net realized and unrealized
gain (loss) on investments	0.13		1.25		(0.66)	0.31
Total from investment operations	0.30		1.63		(0.28)	0.61

Paid-in-capital from redemption fees	0.01		0.00	(3)	0.03	0.03

Less distributions from:
Net investment income	(0.18)		(0.52)		(0.31)	(0.19)
Net realized gains	(0.09)		-		(0.05)	(0.06)
Total distributions	(0.27)		(0.52)		(0.36)	(0.25)

Net asset value, end of year/period	$ 10.93		$ 10.89		$ 9.78	$ 10.39

Total return (4)	2.93%	(5)	17.16%		(2.36)%	6.52%	(5)

Net assets, end of year/period (000s)	$ 23,541		$ 11,233		$ 7,248	$ 6,064

Ratio of gross expenses to average
net assets (6)	1.75%	(7)	2.33%		2.25%	3.41%	(7)
Ratio of net expenses to average
net assets (6)	1.85%	(7)	1.85%		1.85%	1.85%	(7)
Ratio of net investment income
to average net assets (6)	3.23%	(7)	3.63%		3.80%	3.57%	(7)
Ratio of net investment income
to average net assets -
pre waiver (6)	3.23%	(7)	3.15%		3.40%	2.01%	(7)

Portfolio Turnover Rate	41.14%	(5)	116.42%		218.66%	220.97%	(5)

(1)							Investor Class and Institutional Class commenced operations on July 30, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized.
(6)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(7)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	Six Months Ended		Year Ended May 31,			Period Ended
	November 30, 2013		2013		2012	May 31, 2011 (1)
	(Unaudited)
Net asset value, beginning of year/period	$ 10.85		$ 9.75		$ 10.37	$ 10.00

Activity from investment operations:
Net investment income (2)	0.20		0.43		0.43	0.36
Net realized and unrealized
gain (loss) on investments	0.12		1.25		(0.67)	0.25
Total from investment operations	0.32		1.68		(0.24)	0.61

Paid-in-capital from redemption fees	0.01		0.00	(3)	0.03	0.03

Less distributions from:
Net investment income	(0.21)		(0.58)		(0.36)	(0.21)
Net realized gains	(0.09)		-		(0.05)	(0.06)
Total distributions	(0.30)		(0.58)		(0.41)	(0.27)

Net asset value, end of year/period	$ 10.88		$ 10.85		$ 9.75	$ 10.37

Total return (4)	3.17%	(5)	17.76%		(1.99)%	6.61%	(5)

Net assets, end of year/period (000s)	$ 34,615		$ 15,706		$ 6,574	$ 6,019

Ratio of gross expenses to average
net assets (6)	1.25%	(7)	1.83%		1.75%	3.13%	(7)
Ratio of net expenses to average
net assets (6)	1.35%	(7)	1.35%		1.35%	1.35%	(7)
Ratio of net investment income
to average net assets (6)	3.72%	(7)	4.13%		4.28%	4.23%	(7)
Ratio of net investment income
to average net assets -
pre waiver (6)	3.72%	(7)	3.65%		3.88%	2.45%	(7)

Portfolio Turnover Rate	41.14%	(5)	116.42%		218.66%	220.97%	(5)

(1)	Investor Class and Institutional Class commenced operations on July 30, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized.
(6)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(7)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A						Class C
	Six Months Ended		Year Ended		Period Ended		Six Months Ended		Period Ended
	November 30, 2013		May 31, 2013		May 31, 2012 (1)		November 30, 2013		May 31, 2013 (2)
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$ 10.88		$ 9.78		$ 10.11		$ 10.96		$ 10.03

Activity from investment operations:
Net investment income (3)	0.18		0.35		0.10		0.15		0.26
Net realized and unrealized
gain (loss) on investments	0.12		1.28		(0.43)		0.13		0.96
Total from investment operations	0.30		1.63		(0.33)		0.28		1.22

Paid-in-capital from redemption fees	0.01		0.00	(4)	0.00	(4)	0.01		0.00	(4)

Less distributions from:
Net investment income	(0.19)		(0.53)		-		(0.16)		(0.29)
Net realized gains	(0.09)		-		-		(0.09)		-
Total distributions	(0.28)		(0.53)		-		(0.25)		(0.29)

Net asset value, end of year/period	$ 10.91		$ 10.88		$ 9.78		$ 11.00		$ 10.96

Total return (5)	2.91%	(6)	17.14%		(3.26)%	(6)	2.71%	(6)	12.29%	(6)

Net assets, end of year/period (000s)	$ 8,618		$ 8,618		$ 10		$ 2,856		$ 950

Ratio of gross expenses to average
net assets (7)	1.75%	(8)	2.33%		2.38%	(8)	2.25%	(8)	2.83%	(8)
Ratio of net expenses to average
net assets (7)	1.85%	(8)	1.81%		1.85%	(8)	2.35%	(8)	2.35%	(8)
Ratio of net investment income
to average net assets (7)	3.26%	(8)	3.63%		4.98%	(8)	2.74%	(8)	3.13%	(8)
Ratio of net investment income
to average net assets -
pre waiver (7)	3.26%	(8)	3.15%		4.45%	(8)	2.74%	(8)	2.65%	(8)

Portfolio Turnover Rate	41.14%	(6)	116.42%		218.66%	(6)	41.14%	(6)	116.42%	(6)

(1)	Class A shares commenced operation on March 21, 2012.
(2)	Class C shares commenced operation on August 8, 2012.
(3)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(4)	Amount represents less than $0.01 per share.
(5)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Class A total return does not reflect the applicable sales load.

(6)	Not annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Annualized.

See accompanying notes to financial statements.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2013

(1)	Organization

The Leader Capital Family of Mutual Funds is comprised of the Leader Short-Term Bond Fund (“Short-Term Bond”) and the Leader Total Return Fund (“Total Return”, collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are diversified, open-end management investment companies.  Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return Fund is to seek income and capital appreciation to produce a high total return.

Each Fund currently offers four classes of shares, Investor Class, Institutional Class, Class A and Class C shares. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2013

asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2013 for each Fund’s assets and liabilities measured at fair value:

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2013

Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$ 952,500	$ -	$ -	$ 952,500
Bonds & Notes	-	623,951,528	-	623,951,528
Bank Loans	-	8,028,628	-	8,028,628
Convertible Bonds	-	60,925,801	-	60,925,801
Preferred Stocks	15,189,500	1,650,000	-	16,839,500
Short-Term Investments	56,595,555	-	-	56,595,555
Total	$ 72,737,555	$ 694,555,957	$ -	$ 767,293,512
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$ -	$ (1,818,050)	$ -	$ (1,818,050)

* Refer to the Portfolio of Investments for industry classification.

There were no transfers into or out of Level 1 and 2 during the current year. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Preferred Stock	Total
Beginning Balance 5/31/13	$ 6,300,000	$ 6,300,000
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	-	-
Proceeds from Sales	(6,300,000)	(6,300,000)
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance 11/30/13	$ -	$ -

On July 16, 2013, the Fund received par plus interest for the above security. Prior to sale the security was price at par. The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Onboard Capital Co. preferred stock are (1) review of current assets held by the investment (2) review of the assets being placed in the OnBoard Trust (3) review of the investment’s interest payments to verify they continue to be received in a timely fashion (4) review of any additional debt being taken on by the investment.  Significant changes in any of those inputs in could result in a significantly lower or higher fair value measurement. On July 16, 2013, the Fund received par plus interest for the above security.

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to level 3 investments still held at November 30, 2013 was zero.

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$ 2,016,214	$ -	$ -	$ 2,016,214
Bonds & Notes	-	49,822,150	-	49,822,150
Convertible Bonds	-	6,773,675	-	6,773,675
Preferred Stocks	3,155,459	-	-	3,155,459
Short - Term Investments	6,895,662	-	-	6,895,662
Total	$ 12,067,335	$ 56,595,825	$ -	$ 68,663,160
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$ -	$ (245,752)	$ -	$ (245,752)

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2013

*Refer to the Portfolio of Investments for industry classification.

The Total Return Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the year presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

(c)	Foreign Currency Transactions

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

(d)	Forward Foreign Currency Exchange Contracts

Each Fund may enter into Forward Contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of Forwards Contracts, the Funds would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of Forward Contracts, the Funds would incur a loss if the value of the contract decreases between the date the Forward Contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.  For the six months ended November 30, 2013 Short-Term Bond and Total Return had net realized loss from Forward currency exchange contracts of $109,428 and $11,870, respectively, which is included in the net realized loss from Forward currency exchange contracts in the Statements of Operations. As of November 30, 2013, the following forward contracts were open:

Leader Short-Term Bond Fund
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
British Pound	9/4/2014	JP Morgan	8,570,000	$ 14,001,326	$ (431,835)
Euro	9/4/2014	JP Morgan	44,565,000	60,694,390	(1,386,215)
				$ 74,695,716	$ (1,818,050)

Leader Total Return Fund
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
British Pound	9/4/2014	JP Morgan	670,000	$ 1,094,620	$ (49,821)
Euro	9/4/2014	JP Morgan	6,439,000	8,769,464	(195,931)
				$ 9,864,084	$ (245,752)

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2013

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

(e)

 Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities or commodities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities or commodities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

(f)    Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized foreign currency exchange contracts. During the period ended November 30, 2013, the Fund’s are not subject to any master netting arrangements.  The following table shows additional information regarding the offsetting of their assets and liabilities at November 30, 2013.

	Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Short-Term Bond	Derivatives	$ (1,818,050)	$ (1,818,050)	$ (1,818,050)	$ -	$ -	$ (1,818,050)
Total Return	Derivatives	(245,752)	(245,752)	(245,752)	-	-	(245,752)
	Total	$ (2,063,802)	$ (2,063,802)	$ (2,063,802)	$ -	$ -	$ (2,063,802)

The derivative instruments outstanding as of November 30, 2013 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

(g)	Distributions to Shareholders

Beginning September 16, 2013 dividends from net investment income are accrued daily and paid monthly. Prior to September 16, 2013 net investment income was declared and paid quarterly. Distributable net realized capital gains are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

On December 31, 2013, Short-Term Bond paid $0.0207, $0.0252, $0.0207 and $0.0164 per share in net investment income from the Investor class, Institutional class, Class A and Class C, respectively.

On December 31, 2013, Total Return paid $0.0356, $0.0402, $0.0356 and $0.0310 per share in net investment income from the Investor class, Institutional class, Class A and Class C, respectively.

On December 31, 2013, Total Return paid $0.0323 per share in short term capital gains for all classes.

(h)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2013

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in each Fund’s 2014 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i)     Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(j)	Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the six months ended November 30, 2013, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short-Term Bond	$ 461,847,115	$ 206,278,305	$ 57,084,769	$ 56,880,055
Total Return	50,736,944	15,015,751	844,960	1,236,874

(4)	Investment Advisor/Transactions with Affiliates

Leader Capital Corporation serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”), to provide administration, fund accounting and transfer agency services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization, and expenses of other investment companies in which each Fund may invest and extraordinary expenses, such as litigation) do not exceed 1.85%,1.35%, 1.85% and 2.35% of the average daily net asset of Investor Class, Institutional Class, Class A and Class C, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a three years from the date such amount was waived or reimbursed.  As of November 30, 2013 the following amount are subject to recapture:

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2013

Leader Total Return
Must be Reimbursed Prior to:
	May 31, 2014	May 31, 2015	May 31, 2016
Expense Amounts Subject to Reimbursement
	$ 76,067	$ 55,133	$ 77,116
Expenses Recaptured	(22,381)	-	-
Remaining Expense Amounts subject to Reimbusements
	$ 53,686	$ 55,133	$ 77,116

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. The Distributor is an affiliate of GFS. During the six months ended November 30, 2013, the Distributor received $10,965 and $46,820 in underwriting commissions for sales of Class A and Class C shares of Short-Term Bond Fund of which $644 was retained by the principal underwriter for Class C.  During the six months ended November 30, 2013 the Distributor received $13,471 and $17,576 in underwriting commissions for sales of Class A and Class C shares of Total Return of which $290 was retained by the principal underwriter for Class C.

Pursuant to separate servicing agreements with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),.

an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  The Institutional Shares do not participate in this Plan.  For six months ended November 30, 2013, Short-Term Bond and Total Return incurred $877,814 and $57,043, respectively, pursuant to the Plan.

(6)  Redemption Fees

The Total Return Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than six months. The redemption fee is paid directly to the Fund from which the redemption is made. For the six months ended November 30, 2013, Total Return assessed $15,955, $19,773, $1,975 and $1,713 for Investor Class, Institutional Class, Class A and Class C, respectively.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2013

 (7)   Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the years ended May 31, 2013 and May 31, 2012 were as follows:

For fiscal year ended	Ordinary	Long-Term	Total
5/31/2013	Income	Capital Gain	Distribution
Short-Term Bond	$ 11,727,094	-	$ 11,727,094
Total Return	754,424	-	754,424

For fiscal year ended	Ordinary	Long-Term	Total
5/31/2012	Income	Capital Gain	Distribution
Short-Term Bond	$ 11,334,982	-	$ 11,334,982
Total Return	521,376	-	521,376

As of May 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Appreciation/	Accumulated
	Income	Gains	Forwards	(Depreciation)	Earnings/(Deficits)
Short-Term Bond	$ 2,791,945	$ -	$ (9,021,662)	$ 8,608,677	$ 2,378,960
Total Return	303,390	220,305	-	441,209	964,904

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, and adjustments for partnerships and contingent payment debt instruments.

 At May 31, 2013, the Funds had capital loss carry-forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Short-Term Bond	$ 5,802,830	$ 3,218,832	$ 9,021,662

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses) resulted in reclassification for the year ended May 31, 2013 as follows:

	Undistributed Net Investment Income	Accumulated Net Realized
		Loss from Investment and Foreign Currency Transactions

Short-Term Bond	$ 172,090	$ (172,090)
Total Return	14,424	(14,424)

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2013

The Advisor believes par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of November 30, 2013, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2013 the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2.  Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities.  As of November 30, 2013 the Short-Term Bond Fund held $1,650,000 or 0.2% of net assets in ARPS.

(9) Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. During the period ended November 30, 2013, the Short-Term Bond Fund was invested in the following restricted security:

Security	Initial Acquisition Date	Shares	Cost	Value
OnBoard Capital Co.-Preferred Stock	2/23/2011	6,300,000	$6,300,000	$6,300,000

On July 16, 2013, the Fund received par plus interest for the above security.

(10) Proxy Voting

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

Shares Voted	Shares Voted Against
In Favor	or Abstentions

Mark Garbin                                            609,702,446                                            7,380,704

Mark D. Gersten                                     609,750,246                                            7,332,904

John V. Palancia                                    609,370,118                                             7,713,033

Andrew Rogers                                      609,691,730                                             7,391,421

Mark H. Taylor                                        608,885,975                                             8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

(11)	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has noted a subsequent distribution in Note 2 (g) Distributions to Shareholders. There are no other subsequent events noted.

Leader Funds

EXPENSE EXAMPLES (Unaudited)

November 30, 2013

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund or Leader Total Return Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 through November 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *	Ending Account Value	Expenses Paid During *
		6/1/2013	11/30/2013	6/1/13 -11/30/13	11/30/2013	6/1/13 -11/30/13
Investor Class:
Leader Short-Term Bond Fund	1.41%	$1,000.00	$1,024.70	$7.16	$1,018.00	$7.13
Leader Total Return Fund	1.85%	$1,000.00	$1,029.30	$9.41	$1,015.79	$9.35
Institutional Class:
Leader Short-Term Bond Fund	0.91%	$1,000.00	$1,027.10	$4.61	$1,020.51	$4.61
Leader Total Return Fund	1.35%	$1,000.00	$1,031.70	$6.88	$1,018.30	$6.83
Class A:
Leader Short-Term Bond Fund	1.41%	$1,000.00	$1,024.70	$7.16	$1,018.00	$7.13
Leader Total Return Fund	1.85%	$1,000.00	$1,029.10	$9.41	$1,015.79	$9.35
Class C:
Leader Short-Term Bond Fund	1.91%	$1,000.00	$1,021.80	$9.68	$1,015.49	$9.65
Leader Total Return Fund	2.35%	$1,000.00	$1,027.10	$11.94	$1,013.29	$11.86

*      Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Leader Short-Term Bond Fund

In connection with a meeting held on May 21-22, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Leader Capital Corp. (“LCC”) and the Trust, on behalf of the Leader Short-Term Bond Fund.

The Trustees were assisted by counsel throughout the agreement review process.  The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees noted that over the course of the Board’s relationship with LCC, LCC has consistently demonstrated its commitment to the Fund, and has responded well to Board feedback.   In reviewing the key personnel servicing the Fund, the Board took into consideration the education, background and financial experience and it was determined the key personnel have the attributes and skills required to service and manage the Fund.  The Trustees noted that LCC utilizes third party research providers for the data to conduct their analysis of potential investments which are screened through a proprietary risk/reward model that takes into account interest rate, spreads and economic projections, to select the top investments, and considered that further fundamental analysis is performed before investments are purchased.  They further noted LCC provides shareholders, through its investment professionals, updates on the Fund’ positioning as well as portfolio manager market views.  With respect to compliance monitoring, they considered a positive the daily reviews by the CCO of reports for accuracy and limitations as per the prospectus.  After further discussion, the Trustees concluded, based on their previous experience with LCC and its recognized commitment to the Fund, they are satisfied LCC will continue to provide a high level of quality service to Fund and shareholders.

Performance.    The Trustees reviewed the Fund’s performance over the last 1 year and 5 year periods noting that it outperformed its peer group, US OE Short-Term Bond Morningstar Category average and index each period.  They further noted that over the last 1 year, the Fund’s Investor Class returned 5.51%, more than double the returns of each of its benchmarks which ranged from 1.23% - 2.67%.  They noted the Fund is currently ranked among the top 1% of all bond funds by Morningstar.  The Trustees concluded that they are very pleased with the Fund’s performance and growth, and expect the Fund to continue to perform in line with their expectations.

Fees and Expenses.   The Trustees noted the Fund’s advisory fee of 0.75% is higher than the advisory fee charged by any fund in its peer group (which average 0.41%), and although it is also higher than the average fee charged by funds in its Morningstar category (0.38%) it is within the range of fees charged by such funds (0.00% - 1.19%).  They considered that some of the other funds in the peer group are quite large, which may impact the advisory fee.  After discussion, the Trustees concluded the fee was reasonable.

Economies of Scale.  The Trustees considered the breakpoints established during the 2011 annual contract renewal and noted that the Fund’s current asset levels have not reached the breakpoint levels.  They further noted LCC intends to renew the Fund’s expense cap at 1.35% for the upcoming year.  After further discussion, the Trustees concluded that the existing breakpoints remain appropriate.

Profitability.  The Trustees reviewed the profitability analysis provided by LCC.  They noted LCC realized a profit in connection with its relationship with the Fund, but that such profit was reasonable in terms of percentage of revenue and actual dollars.  The Trustees concluded LCC’s profitability was reasonable.

Conclusion. Having requested and received such information from LCC as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Leader Total Return Fund

In connection with a meeting held on May 21-22, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Leader Capital Corp. (“LCC”) and the Trust, on behalf of the Leader Total Return Fund.

The Trustees were assisted by counsel throughout the agreement review process.  The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees noted that over the course of the Board’s relationship with LCC, LCC has consistently demonstrated its commitment to the Fund, and has responded well to Board feedback.   In reviewing the key personnel servicing the Fund, the Board took into consideration the education, background and financial experience and it was determined the key personnel have the attributes and skills required to service and manage the Fund.  The Trustees noted that LCC utilizes third party research providers for the data to conduct their analysis of potential investments which are screened through a proprietary risk/reward model that takes into account interest rate, spreads and economic projections, to select the top investments, and considered that further fundamental analysis is performed before investments are purchased.  They further noted LCC provides shareholders, through its investment professionals, updates on the Fund’ positioning as well as portfolio manager market views.  With respect to compliance monitoring, they considered a positive the daily reviews by the CCO of reports for accuracy and limitations as per the prospectus.  After further discussion, the Trustees concluded, based on their previous experience with LCC and its recognized commitment to the Fund, they are satisfied LCC will continue to provide a high level of quality service to Funds and shareholders.

Performance.    The Trustees reviewed the Fund’s performance over the last 1 year (10.97% - investor; 11.41% - institutional; 10.96% - A share) and since inception (6.61% - investor; 6.96% - institutional; 10.01% - A share; 9.32% - C share) noting that it is outperforming its peer group and each of its benchmarks on all time frames.  They considered this is most recently due to the Fund’s 100% exposure to corporate bonds which have outperformed treasuries over the last 12 months.  The Trustees concluded that they are very pleased with the Fund’s performance, and expect the Fund to continue to perform in line with their expectations.

Fees and Expenses.  The Trustees noted the Fund’s advisory fee of 0.75% is higher than the advisory fee charged by any fund in its peer group (which average 0.46%), and although it is also higher than the average fee charged by funds in its Morningstar category (0.43%) it is within the range of fees charged by such funds (0.00% - 1.258%).  After discussion, the Trustees concluded the fee was reasonable.

Economies of Scale.  The Trustees considered that LCC has indicated a willingness to consider breakpoints for the Fund at levels similar to Leader Bond, but the Fund’s adviser asserted that, at current asset levels LCC has not benefited from economies of scale.  They further noted LCC intends to renew the Fund’s expense cap at 1.35% for the upcoming year.  After further discussion, the Trustees concluded that given the Fund’s current size and anticipated growth, breakpoints would be considered in the future.

Profitability.   The Trustees reviewed the profitability analysis provided by LCC and noted it realized a loss in connection with its relationship with the Fund.  They concluded, therefore, that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from LCC as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE (Continued)

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR

Leader Capital Corporation

1750 SW Skyline Blvd.

Suite 204

Portland, OR 97221

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/10/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/10/2013

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/10/2013